Other Financial Assets at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Jun. 30, 2025
Schedule of Other Financial Assets At Fair Value Through Profit Or loss Explanatory

	Consolidated
	30 June 2025	30 June 2024
	A$	A$
Non-Current Assets
Investments in Asra Minerals Limited at fair value	255,537	511,073

Investment in Alaska Asia Clean Energy Corp	205,887	205,887
Less: Provision for impairment (1)	(154,416)	-
	51,471	205,887

Loans granted to related parties note 23	-	62,226
Loan to Alaska Asia Clean Energy Corp *	1,919,526	1,150,135
Less: Provision for impairment (1)	(1,439,644)	-

	786,890	1,929,321

*	This loan is recorded at amortized cost not fair value

1)	A provision has been recognized in relation to a the investment and receivable held at fair value in accordance with IFRS 9. However, management has assessed that the consolidated entity retains legally enforceable rights to the outstanding amount and considers the amount to be recoverable

Schedule of Reconciliation Investments Fair Value
	Consolidated
	30-Jun-25	30-Jun-24
	A$	A$

Reconciliation Investments at Fair Value
Reconciliation of the carrying amounts at the beginning and end of the current and previous financial year are set out below:
Opening balance	716,960	1,425,911
Addition
AX8 Shares	-	51,464
Asra Minerals Shares	-	125,000

Gain on Disposal
AX8 Shares	-	(51,464)

Movement in Fair Value

Alaska Asia Clean Energy Corp	(154,416)
Asra Minerals Shares	(255,536)	(787,443)
Asra Minerals ASROB options	-	(46,508)

Closing fair value	307,008	716,960